Form 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1. 	Name and address of issuer:   FFTW Funds, Inc.
					200 Park Avenue
					New York, NY 10166

2.	Name of each series or class of funds for which this notice is filed:
  	U.S. Short-Term Fixed Income Portfolio, Stable Return Portfolio, Worldwide Short-Term Fixed Income Portfolio, Worldwide Fixed Income Portfolio,
   Worldwide Fixed Income-Hedged Portfolio, and International Fixed-Income
   Hedged Portfolio.

3.	Investment Company Act File Number:  811-5796

  	Securities Act File Number: 33-27896

4.	Last day of fiscal year for which this notice is filed: 12/31/95

5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: U.S. Short Term Fixed-Income
   Portfolio 12,236,369   121,017,686

8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  U.S. Short-Term Fixed Income Portfolio 13,120,756
   129,633,069, Mortgage Total Return Portfolio 15,029,000 150,290,000

9.	Number and aggregate sale price of securities sold during the fiscal year:
   511,443,673  5,056,061,813

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    499,207,304  4,935,044,127

11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see instruction B.7): 2,934,754  28,986,290

12.	Calculation of registration fee:
   	(i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $4,935,044,127
	   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $28,986,290
   	(iii) Aggregate price of shares redeemed or repurchased during fiscal year (if applicable): $4,872,531,961
	   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): $0
	   (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i) plus line (ii), less line (iii), plus line (iv)] (if applicable): $91,498,456
   	(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): 1/2900
   	(vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $31,551.19

13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /x/

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
2/28/96
	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

By 			/s/ William E. Vastardis
       			William E. Vastardis
			       Assistant Secretary

Date February 29, 1996

DECHERT PRICE & RHOADS
477 Madison Avenue
New York, New York 10022

February 28, 1996

FFTW Funds, Inc.
200 Park Avenue
New York, New York 10166

Dear Sirs:

As counsel for FFTW Funds, Inc. (the "Fund") during the fiscal year ended December 31, 1995, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its Shares of Common Stock (the "Shares") under the Securities Act of 1933 (File No. 33-27896) (the "Registration Statement"). We have also examined such other corporate records, agreements, document and instruments as we deemed appropriate.

Based upon the foregoing, it is our opinion that the Shares sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law during the Fund's fiscal year ended December 31, 1995, were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

We consent to the filing of this opinion in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1995 to be filed on behalf of the Fund with the Securities and Exchange Commission.

Very truly yours,

/s/ DECHERT PRICE & RHOADS